Subordinated Liabilities - Undated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 905	£ 1,073
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 17	16
Initial call date	2032
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 205	203
Initial call date	2032
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 56	53
Initial call date	2036
7.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	165
Initial call date	2020
6.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 43	42
Initial call date	2027
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 28	29
Initial call date	Any interest payment date
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 89	92
Initial call date	Any interest payment date
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 186	191
Initial call date	Any interest payment date
Undated Floating Rate Primary Capital Notes Series 3 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 21	21
Initial call date	Any interest payment date
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 78	81
Initial call date	2021
9% Permanent Interest Bearing Capital Bonds (GBP 40m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 44	44
Initial call date	At any time
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 57	55
Initial call date	2028
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 83	£ 81
Initial call date	2028